Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

Note 12: Earnings Per Share

The following table presents the calculation of our basic and diluted earnings per share (“EPS”). The weighted average shares outstanding for the three and nine months ended September 30, 2016 reflect 98,802,597 shares distributed on January 3, 2017, our spin-off date, to our stockholders. See Note 1: Organization and Basis of Presentation for further discussion. The weighted average shares outstanding used to compute basic EPS and diluted EPS for the three months ended September 30, 2017 is 98,981,557 and 99,730,483, respectively and for the nine months ended September 30, 2017 is 98,916,894 and 99,530,534, respectively.

	Three Months Ended September 30,		Nine Months Ended September 30,
($ and shares outstanding in millions, except per share amounts)	2017	2016	2017	2016
Basic EPS:
Numerator:
Net Income(1)	$43	$35	$144	$130
Denominator:
Weighted average shares outstanding	99	99	99	99

Basic EPS	$0.43	$0.35	$1.45	$1.31

Diluted EPS:
Numerator:
Net Income(1)	$43	$35	$144	$130
Denominator:
Weighted average shares outstanding	100	99	100	99

Diluted EPS	$0.43	$0.35	$1.44	$1.31

(1)	Net income for the three months ended September 30, 2017 and 2016 was $42,700,978 and $34,597,597, respectively, and for the nine months ended September 30, 2017 and 2016 was $143,742,500 and $129,727,071, respectively.

The dilutive effect of outstanding share-based compensation awards is reflected in diluted earnings per common share by application of the treasury stock method using average market prices during the period.

For the nine months ended September 30, 2017, we excluded 224,783 share-based compensation awards because their effect would have been anti-dilutive under the treasury stock method. For the three months ended September 30, 2017, we did not exclude any share-based compensation awards.

Note 16: Earnings Per Share

The following table presents the calculation of our basic and diluted EPS. The weighted average shares outstanding reflect shares distributed on January 3, 2017, our spin-off date, to our shareholders. Our per share amounts have been calculated as if the spin-off occurred on December 31, 2016. See Note 1: Organization for further discussion.

	Year Ended December 31,
($ in millions, except per share amounts)	2016	2015	2014
Basic and diluted EPS:
Numerator:
Net Income	$168	$174	$167
Denominator:
Weighted average shares outstanding	99	99	99

Basic and diluted EPS	$1.70	$1.76	$1.69